                       UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         FORM N-CSR

      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                    INVESTMENT COMPANIES

Investment Company Act file number:                   811-08167

Exact name of registrant as specified in charter:     Prudential Tax-Managed
                                                      Small-Cap Fund

Address of principal executive offices:               Gateway Center 3,
                                                      100 Mulberry Street,
                                                      Newark, New Jersey 07102

Name and address of agent for service:                Ms. Maria Master
                                                      Gateway Center 3,
                                                      100 Mulberry Street,
                                                      Newark, New Jersey 07102

Registrant's telephone number, including area code:   973-367-3028

Date of fiscal year end:                              10/31/03

Date of reporting period:                             04/30/03

Item 1 -- Reports to Stockholders

                                               SEMIANNUAL REPORT
                                               APRIL 30, 2003

PRUDENTIAL
TAX-MANAGED SMALL-CAP FUND, INC.

FUND TYPE
Small-capitalization stock

OBJECTIVE
Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.               PRUDENTIAL FINANCIAL (LOGO)

Prudential Tax-Managed Small-Cap Fund, Inc.

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Prudential Tax-
Managed Small-Cap Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                         As of 4/30/03

                                  Six Months  One Year    Since Inception2
Class A                              4.34%     -19.58%        -2.32%
Class B                              3.95      -20.17         -6.35
Class C                              3.95      -20.17         -6.35
Class Z                              4.51      -19.30         -0.97
S&P SmallCap 600 Index3              3.54      -20.95         16.36
Lipper Small-Cap Core Funds Avg.4    5.55      -20.37         19.49

    Average Annual Total Returns1                    As of 3/31/03

                                                One Year    Since Inception2
Class A                                          -26.87%        -2.71%
Class B                                          -27.44         -2.72
Class B-Return After Taxes on Distributions      -27.44         -2.83
Class B-Return After Taxes on Distributions
   and Sale of Fund Shares                       -16.85         -2.20
Class C                                          -25.14         -2.72
Class Z                                          -22.87         -1.55
S&P SmallCap 600 Index3                          -24.81          1.37
Lipper Small-Cap Core Funds Avg.4                -25.83          0.55


Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1.00% annually.
Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other share classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future. 2Inception date: 11/10/97. 3The Standard &
Poor's SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller company U.S.

                             www.prudential.com    (800) 225-1852

Semiannual Report    April 30, 2003

common stocks that cover all industry sectors. It
gives a broad look at how small-cap stock prices in
the U.S. have performed. 4The Lipper Small-Cap Core
Funds Average (Lipper Average) represents returns
based on an average return of all funds in the Lipper
Small-Cap Core Funds category for the periods noted.
Funds in the Lipper Small-Cap Core Funds Average
invest at least 75% of their equity assets in
companies with market capitalizations (on a three-
year weighted basis) less than 250% of the dollar-
weighted median of the smallest 500 of the middle
1,000 securities of the S&P SuperComposite 1500
Index. Small-cap core funds have more latitude in the
companies in which they invest. These funds typically
have an average price/earnings ratio, price-to-book
ratio, and three-year sales-per-share growth value,
compared to the S&P SmallCap 600 Index. Investors
cannot invest directly in an index. The returns for
the S&P SmallCap 600 Index and the Lipper Average
would be lower if they included the effects of sales
charges, operating expenses of a mutual fund, or
taxes. Returns for the Lipper Average reflect the
deduction of operating expenses of a mutual fund, but
not sales charges or taxes.
                                                 1

PRUDENTIAL FINANCIAL (LOGO)           June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S.
consumer confidence rose significantly and a more optimistic tone pervaded the financial markets.
Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions.
We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential Tax-Managed
Small-Cap Fund, Inc. in March 2003.  On behalf of the
Prudential Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Prudential Tax-Managed Small-Cap Fund, Inc.

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  100.1%
COMMON STOCKS
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY  21.3%
Auto & Truck  1.3%
       800   Coachmen Industries, Inc.                              $       10,120
     5,900   Oshkosh Truck Corp.                                           330,400
    31,600   Pep Boys - Manny, Moe & Jack                                  270,496
     3,000   Thor Industries, Inc.                                          95,940
    12,900   Tower Automotive, Inc.(a)                                      36,120
     6,000   Winnebago Industries, Inc.(b)                                 222,120
                                                                    --------------
                                                                           965,196
-------------------------------------------------------------------------------------
Distributors  0.1%
       900   Advanced Marketing Services, Inc.                              10,602
     3,200   Applied Industrial Technologies, Inc.                          59,168
                                                                    --------------
                                                                            69,770
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  4.2%
     5,300   Argosy Gaming Co.(a)                                          107,961
    28,900   Aztar Corp.(a)                                                411,536
       200   Bob Evans Farms, Inc.                                           5,074
     6,900   CEC Entertainment, Inc.(a)                                    207,759
     7,000   IHOP Corp.                                                    184,100
    15,300   Jack In The Box, Inc.(a)                                      272,340
     4,100   Landry's Restaurants, Inc.                                     76,670
     3,800   Lone Star Steakhouse & Saloon, Inc.                            79,686
     3,700   Mandalay Resort Group(a)(b)                                    97,754
     5,200   O'Charley's, Inc.(a)                                          105,248
    11,000   P.F. Chang's China Bistro, Inc.(a)(b)                         460,900
     5,500   Papa John's International, Inc.(a)                            130,790
     2,100   Pinnacle Entertainment, Inc.(a)                                11,214
     1,100   Prime Hospitality Corp.(a)                                      7,326
     1,800   RARE Hospitality, Inc.(a)                                      52,434
    31,950   Ryan's Family Steak Houses, Inc.(a)                           395,860
     7,200   Shuffle Master, Inc.(a)(b)                                    164,880
     8,050   Sonic Corp.(a)                                                217,430

    See Notes to Financial Statements                                      3

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     9,000   The Steak n Shake Co.(a)                               $      104,130
                                                                    --------------
                                                                         3,093,092
-------------------------------------------------------------------------------------
Household Durables  4.8%
     2,100   Bassett Furniture Industries, Inc.                             25,809
    10,000   Champion Enterprises, Inc.(a)                                  24,200
     9,100   Department 56, Inc.(a)                                        107,380
     1,000   Fleetwood Enterprises, Inc.(a)                                  5,040
    10,000   Harman International Industries, Inc.                         665,900
    11,700   Interface, Inc. (Class A)(a)                                   42,120
    11,400   La-Z-Boy, Inc.                                                222,642
     4,100   Libbey, Inc.                                                   92,168
     4,346   M.D.C. Holdings, Inc.                                         200,351
     2,200   NVR, Inc.(a)(b)                                               787,050
    14,100   Ryland Group, Inc.(b)                                         764,643
       500   Salton, Inc.(a)                                                 6,400
    16,500   Standard Pacific Corp.                                        499,125
     2,700   Toro Co.                                                      100,737
                                                                    --------------
                                                                         3,543,565
-------------------------------------------------------------------------------------
Leisure Equipment & Products  1.8%
     9,200   Action Performance Co., Inc.                                  170,108
    11,200   Arctic Cat, Inc.                                              204,064
     6,400   Polaris Industries, Inc.                                      338,368
    18,425   SCP Pool Corp.(a)                                             608,209
                                                                    --------------
                                                                         1,320,749
-------------------------------------------------------------------------------------
Media  0.3%
     6,200   ADVO, Inc.(a)                                                 243,784
-------------------------------------------------------------------------------------
Multiline Retail  0.9%
    11,400   Fred's, Inc.                                                  369,930
    22,800   ShopKo Stores, Inc.(a)                                        274,284
                                                                    --------------
                                                                           644,214
-------------------------------------------------------------------------------------
Specialty Retail  4.9%
       400   Abercrombie & Fitch Co. (Class A)(a)(b)                        13,152
    20,250   AnnTaylor Stores Corp.(a)(b)                                  479,115

    4                                      See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     7,200   Building Material Holdings Corp.                       $       89,352
     4,000   Burlington Coat Factory Warehouse Corp.                        71,000
    15,700   Cato Corp. (Class A)                                          321,850
     6,100   Christopher & Banks Corp.(a)                                  153,476
    14,800   Dress Barn, Inc.(a)                                           222,296
       800   Footstar, Inc.(a)                                               7,400
       100   Genesco, Inc.(a)                                                1,500
     1,700   Group 1 Automotive, Inc.(a)                                    46,767
    11,000   Gymboree Corp.(a)                                             183,810
     2,000   Hancock Fabrics, Inc.                                          31,200
     1,000   Haverty Furniture Cos., Inc.                                   14,050
    14,600   Hot Topic, Inc.(a)                                            356,970
     3,400   Jo-Ann Stores, Inc. (Class A)(a)(b)                            88,400
    10,500   Pacific Sunwear of California, Inc.(a)                        239,715
     3,000   PETsMART, Inc.(a)                                              45,390
     7,100   Regis Corp.                                                   201,143
       725   REX Stores Corp.(a)                                             7,779
    12,100   Too, Inc.(a)                                                  224,576
     2,900   Tractor Supply Co.(a)                                         122,815
    17,725   Wet Seal, Inc. (Class A)(a)                                   180,795
    13,800   Zale Corp.(a)                                                 482,172
                                                                    --------------
                                                                         3,584,723
-------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods  3.0%
     1,100   Angelica Corp.                                                 18,469
    15,300   Brown Shoe Co., Inc.                                          447,219
    12,200   Fossil, Inc.(a)                                               223,016
     5,800   K-Swiss, Inc. (Class A)                                       172,434
    12,800   Kellwood Co.                                                  379,136
     7,000   Nautica Enterprises, Inc.(a)                                   79,660
     7,400   OshKosh B'Gosh, Inc. (Class A)                                224,812
     1,400   Phillips-Van Heusen Corp.                                      18,592
     1,100   Quiksilver, Inc.(a)                                            35,860
    18,800   Russell Corp.                                                 359,456
    10,900   Wellman, Inc.                                                 124,696
     5,500   Wolverine World Wide, Inc.                                    101,420
                                                                    --------------
                                                                         2,184,770

    See Notes to Financial Statements                                      5

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
CONSUMER STAPLES  3.8%
Food & Drug Retailing  0.9%
     6,400   Casey's General Stores, Inc.                           $       82,880
     1,400   Duane Reade, Inc.(a)                                           18,830
     8,400   Great Atlantic & Pacific Tea Co., Inc.(a)                      51,240
     2,800   Nash-Finch Co.                                                 35,000
     3,500   United Natural Foods, Inc.(a)                                 102,165
     5,600   Whole Foods Market, Inc.(a)                                   332,416
     3,100   Winn-Dixie Stores, Inc.                                        38,843
                                                                    --------------
                                                                           661,374
-------------------------------------------------------------------------------------
Food Products  2.2%
     1,300   American Italian Pasta Co. (Class A)(a)                        57,330
    18,100   Corn Products International, Inc.                             540,828
     4,600   Hain Celestial Group, Inc.(a)                                  79,396
    12,700   International Multifoods Corp.(a)                             243,205
       600   Interstate Bakeries Corp.                                       6,282
     4,700   J & J Snack Foods Corp.(a)                                    147,204
    17,300   Ralcorp Holdings, Inc.(a)                                     430,770
       900   Sensient Technologies Corp.                                    19,890
     7,619   Tyson Foods, Inc. (Class A)                                    73,371
                                                                    --------------
                                                                         1,598,276
-------------------------------------------------------------------------------------
Household Products  0.3%
     8,900   WD-40 Co.                                                     235,405
-------------------------------------------------------------------------------------
Personal Products  0.4%
    20,500   NBTY, Inc.(a)                                                 317,750
-------------------------------------------------------------------------------------
ENERGY  5.0%
Energy Equipment Services  1.6%
     4,000   Atwood Oceanics, Inc.(a)                                      104,200
     1,700   Cal Dive International, Inc.(a)                                27,370
     4,900   Cimarex Energy Co.(a)                                          96,530
     3,200   Hydril Co.(a)                                                  76,192
    18,500   Oceaneering International, Inc.(a)                            417,360
     4,200   SEACOR SMIT, Inc.(a)                                          150,444

    6                                      See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     7,600   TETRA Technologies, Inc.(a)                            $      202,160
    12,600   Veritas DGC, Inc.(a)                                           86,310
                                                                    --------------
                                                                         1,160,566
-------------------------------------------------------------------------------------
Oil & Gas  3.4%
     6,700   Evergreen Resources, Inc.(a)                                  318,585
     6,300   Frontier Oil Corp.                                            106,596
     7,900   Newfield Exploration Co.(a)(b)                                271,681
    15,000   Nuevo Energy Co.(a)                                           201,000
    15,450   Patina Oil & Gas Corp.                                        533,489
     8,100   Plains Exploration & Production Co.(a)                         67,473
     5,900   Plains Resources, Inc.(a)                                      71,508
       300   Prima Energy Corp.(a)                                           5,889
    11,500   Spinnaker Exploration Co.(a)(b)                               246,100
     9,500   Stone Energy Corp.(a)                                         333,735
     3,000   Swift Energy Co.(a)                                            24,960
     7,800   Unit Corp.(a)(b)                                              152,880
    16,600   Vintage Petroleum, Inc.                                       162,348
                                                                    --------------
                                                                         2,496,244
-------------------------------------------------------------------------------------
FINANCIALS  14.2%
Banking  8.3%
     9,500   Astoria Financial Corp.                                       237,690
       600   Banknorth Group, Inc.                                          14,328
     2,900   Commerce Bancorp, Inc.(b)                                     117,943
    17,600   Commercial Federal Corp.                                      378,752
    12,900   Community First Bankshares, Inc.                              347,281
     8,800   Cullen/Frost Bankers, Inc.                                    288,552
    19,200   Dime Community Bancshares, Inc.                               442,752
     3,800   East West Bancorp, Inc.                                       128,630
     2,400   First BanCorp.                                                 74,088
    13,950   First Midwest Bancorp, Inc.                                   386,275
     3,100   First Republic Bank(a)                                         77,810
     3,800   Flagstar Bancorp, Inc.(b)                                     125,780
     4,600   GBC Bancorp                                                   126,362
    11,800   Hudson United Bancorp                                         393,412
     1,000   IndyMac Bancorp, Inc.                                          22,280

    See Notes to Financial Statements                                      7

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
    10,300   MAF Bancorp, Inc.                                      $      347,728
    12,875   New York Community Bancorp, Inc.                              447,020
    13,190   Provident Bankshares Corp.                                    335,026
     5,500   Riggs National Corp.                                           76,120
    16,300   Staten Island Bancorp, Inc.                                   279,708
    14,550   Sterling Bancshares, Inc.                                     173,232
       900   Susquehanna Bancshares, Inc.                                   20,475
    18,200   UCBH Holdings, Inc.(b)                                        463,008
     7,000   United Bankshares, Inc.                                       202,160
    23,117   Washington Federal, Inc.                                      503,951
     3,300   Whitney Holding Corp.                                         111,474
                                                                    --------------
                                                                         6,121,837
-------------------------------------------------------------------------------------
Financial Services  2.6%
     5,500   Cash America International, Inc.                               56,430
    13,200   Downey Financial Corp.                                        579,480
       700   Financial Federal Corp.(a)                                     15,680
     9,000   FirstFed Financial Corp.(a)                                   292,410
     2,200   Irwin Financial Corp.                                          52,140
    12,900   New Century Financial Corp.                                   475,107
     4,400   Seacoast Financial Services Corp.                              83,028
    13,533   SWS Group, Inc.                                               224,242
     1,100   Waypoint Financial Corp.                                       20,075
       775   Westwood Holdings Group, Inc.                                  10,501
     2,200   Wintrust Financial Corp.                                       66,880
     4,500   World Acceptance Corp.(a)                                      48,780
                                                                    --------------
                                                                         1,924,753
-------------------------------------------------------------------------------------
Insurance  2.2%
     1,600   American Financial Group, Inc.                                 35,488
     1,300   AmerUs Group Co.                                               34,047
       300   Brown & Brown, Inc.                                            10,731
     4,206   Delphi Financial Group, Inc. (Class A)                        185,274
     2,100   Everest Re Group Ltd.                                         146,265
     3,025   Fidelity National Financial, Inc.                             104,060
    14,200   LandAmerica Financial Group, Inc.                             583,194
       500   Ohio Casualty Corp.(a)                                          6,263

    8                                      See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     5,300   Presidential Life Corp.                                $       42,824
     6,000   Selective Insurance Group, Inc.                               150,540
    10,600   Stewart Information Services Corp.(a)                         282,808
       300   UICI(a)                                                         3,570
                                                                    --------------
                                                                         1,585,064
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  1.1%
       800   Capital Automotive REIT                                        20,712
     5,200   Colonial Properties Trust                                     176,852
    12,200   Glenborough Realty Trust, Inc.                                202,276
       100   Hospitality Properties Trust                                    2,881
    14,200   Kilroy Realty Corp.                                           352,444
     1,400   Nationwide Health Properties, Inc.                             19,600
                                                                    --------------
                                                                           774,765
-------------------------------------------------------------------------------------
HEALTHCARE  12.6%
Biotechnology  1.6%
     8,300   Bio-Technology General Corp.(a)                                28,718
    10,500   Cephalon, Inc.(a)                                             428,820
    13,543   Enzo Biochem, Inc.(a)                                         202,739
     7,100   IDEXX Laboratories, Inc.(a)                                   276,900
    11,900   Techne Corp.(a)                                               264,299
                                                                    --------------
                                                                         1,201,476
-------------------------------------------------------------------------------------
Healthcare Equipment & Supplies  5.1%
     1,200   Advanced Medical Optics, Inc.(a)                               16,836
       200   Becton, Dickinson & Co.(b)                                      7,080
    13,600   Biosite, Inc.(a)(b)                                           580,448
     9,400   Cooper Cos., Inc.(b)                                          262,260
     4,900   Datascope Corp.                                               140,135
     5,700   Diagnostic Products Corp.                                     225,150
    11,000   INAMED Corp.(a)                                               410,190
    13,100   Invacare Corp.                                                418,545
    33,000   Mentor Corp.                                                  610,830
    20,900   Noven Pharmaceuticals, Inc.(a)                                201,267
       900   Osteotech, Inc.(a)                                              9,414
     3,900   PolyMedica Corp.(b)                                           145,275
     2,900   Possis Medical, Inc.(a)                                        55,680

    See Notes to Financial Statements                                      9

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
       300   Respironics, Inc.(a)                                   $       11,526
    11,400   Sola International, Inc.(a)                                   159,714
       500   STERIS Corp.(a)                                                11,350
       500   SurModics, Inc.(a)                                             18,170
    16,200   Sybron Dental Specialties, Inc.(a)                            329,670
     6,800   Theragenics Corp.(a)                                           30,396
     4,400   Vital Signs, Inc.                                             125,400
                                                                    --------------
                                                                         3,769,336
-------------------------------------------------------------------------------------
Healthcare Providers & Services  4.4%
    11,400   AdvancePCS(a)                                                 342,684
     2,900   AMERIGROUP Corp.(a)                                            84,448
       300   AmSurg Corp.(a)                                                 7,791
     2,000   Express Scripts, Inc. (Class A)(a)                            117,920
     8,000   Hooper Holmes, Inc.                                            48,400
     7,400   Mid Atlantic Medical Services, Inc.(a)                        322,270
    11,800   Orthodontic Centers of America, Inc.(a)(b)                     68,440
     9,400   Owens & Minor, Inc.                                           174,840
     4,500   PacifiCare Health Systems, Inc.(a)                            143,280
     9,800   PAREXEL International Corp.(a)                                126,616
     8,300   Pharmaceutical Product Development, Inc.(a)                   217,211
    25,600   Priority Healthcare Corp. (Class B)(a)                        583,680
     2,000   RehabCare Group, Inc.(a)                                       34,960
     3,800   Renal Care Group, Inc.(a)                                     123,120
     6,700   Sierra Health Services, Inc.(a)                               111,220
    13,500   Sunrise Assisted Living, Inc.(a)(b)                           364,500
       100   Universal Health Services, Inc. (Class B)(a)                    3,867
    48,500   US Oncology, Inc.(a)                                          348,230
                                                                    --------------
                                                                         3,223,477
-------------------------------------------------------------------------------------
Pharmaceuticals  1.5%
    11,200   Alpharma, Inc. (Class A)                                      208,880
     7,700   CIMA Labs, Inc.(a)                                            185,955
     8,100   Medicis Pharmaceutical Corp. (Class A)(a)                     466,884
    14,100   MGI Pharma, Inc.(a)                                           203,604
                                                                    --------------
                                                                         1,065,323

    10                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
INDUSTRIALS  20.2%
Aerospace/Defense  2.1%
     2,587   Alliant Techsystems, Inc.(a)                           $      138,974
    15,400   Armor Holdings, Inc.(a)                                       185,570
     2,200   Curtiss-Wright Corp.                                          132,550
    10,700   Engineered Support Systems, Inc.                              371,611
    10,200   GenCorp, Inc.                                                  77,520
     8,600   InVision Technologies, Inc.(a)(b)                             204,336
     5,300   Kaman Corp. (Class A)                                          53,053
    17,800   Mercury Computer Systems, Inc.(a)                             373,800
     1,200   Precision Castparts Corp.                                      33,228
       100   Titan Corp.(a)                                                    803
                                                                    --------------
                                                                         1,571,445
-------------------------------------------------------------------------------------
Building Products  1.6%
    16,400   Apogee Enterprises, Inc.                                      169,576
     7,490   Griffon Corp.(a)                                              102,014
    27,000   Lennox International, Inc.                                    401,220
     2,800   Simpson Manufacturing Co., Inc.(a)                             98,336
    12,900   Universal Forest Products, Inc.                               227,040
    10,400   Watsco, Inc.                                                  161,096
                                                                    --------------
                                                                         1,159,282
-------------------------------------------------------------------------------------
Commercial Services & Supplies  6.4%
    12,400   ABM Industries, Inc.(a)                                       171,740
     4,500   Administaff, Inc.(a)                                           28,755
     6,000   Bowne & Co., Inc.                                              67,680
     4,300   CDI Corp.(a)                                                  120,099
     6,500   Central Parking Corp.                                          65,000
     3,100   Checkpoint Systems, Inc.(a)                                    41,385
       200   Chemed Corp.                                                    6,972
     4,800   Consolidated Graphics, Inc.(a)                                 91,680
    16,200   CSG Systems International, Inc.(a)                            170,586
     3,400   Education Management Corp.(a)(b)                              165,988
    16,900   eFunds Corp.(a)                                               154,635
     8,800   FactSet Research Systems, Inc.(b)                             306,240
     6,600   G & K Services, Inc. (Class A)                                180,378

    See Notes to Financial Statements                                     11

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     5,300   Global Payments, Inc.                                  $      164,353
       200   Heidrick & Struggles International, Inc.(a)                     2,800
     2,400   Imagistics International, Inc.(a)                              51,648
    17,100   ITT Educational Services, Inc.(a)                             504,450
    13,300   John H. Harland Co.                                           318,535
     1,400   Kroll, Inc.(a)                                                 31,220
     2,600   MAXIMUS, Inc.(a)                                               62,660
    11,500   MemberWorks, Inc.(a)                                          252,195
     2,800   Mobile Mini, Inc.(a)                                           44,408
     4,300   New England Business Service, Inc.                            109,435
    15,500   Pegasus Solutions, Inc.(a)                                    184,450
    17,500   Pre-Paid Legal Services, Inc.(a)(b)                           403,550
    19,100   PRG-Schultz International, Inc.(a)(b)                         121,858
     4,400   SOURCECORP, Inc.(a)                                            69,520
     2,100   StarTek, Inc.(a)                                               58,086
     5,500   Sylvan Learning Systems, Inc.(a)                               96,470
     2,000   Tetra Tech, Inc.(a)                                            31,000
     1,400   The Standard Register Co.                                      24,192
     9,900   United Stationers, Inc.(a)                                    268,389
     2,500   Volt Information Sciences, Inc.(a)                             33,075
     9,400   Waste Connections, Inc.(a)(b)                                 316,216
                                                                    --------------
                                                                         4,719,648
-------------------------------------------------------------------------------------
Construction & Engineering  0.7%
     2,800   Butler Manufacturing Co.                                       45,864
     6,700   Insituform Technologies, Inc. (Class A)(a)                    106,865
    29,400   Shaw Group, Inc.(a)                                           342,510
                                                                    --------------
                                                                           495,239
-------------------------------------------------------------------------------------
Electrical Equipment  2.4%
    18,250   A.O. Smith Corp.                                              544,215
     9,700   Acuity Brands, Inc.                                           147,731
     8,700   Artesyn Technologies, Inc.(a)                                  36,453
     2,300   Belden, Inc.                                                   27,347
     6,900   Brady Corp. (Class A)                                         231,219
     7,800   C&D Technologies                                              103,740
     6,000   Energizer Holdings, Inc.(a)                                   172,920

    12                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
    23,000   Paxar Corp.(a)                                         $      237,590
     7,000   Woodward Governor Co.                                         259,140
                                                                    --------------
                                                                         1,760,355
-------------------------------------------------------------------------------------
Industrial Conglomerates  0.1%
     1,700   Lydall, Inc.(a)                                                16,150
     1,100   Tredegar Corp.                                                 14,146
                                                                    --------------
                                                                            30,296
-------------------------------------------------------------------------------------
Machinery  4.1%
     3,200   Albany International Corp. (Class A)                           75,968
     3,600   Barnes Group, Inc.                                             75,744
     7,700   Briggs & Stratton Corp.                                       347,578
     4,400   CLARCOR, Inc.                                                 164,604
     1,100   CUNO, Inc.(a)                                                  39,424
     1,500   Dionex Corp.(a)                                                51,616
    15,800   Esterline Technologies Corp.(a)                               280,450
     1,800   Flowserve Corp.(a)                                             27,792
     1,900   Gardner Denver, Inc.(a)                                        37,677
    12,600   Graco, Inc.                                                   386,820
     5,800   IDEX Corp.                                                    184,730
     4,200   JLG Industries, Inc.                                           22,848
     2,400   Kaydon Corp.                                                   53,520
       200   Lindsay Manufacturing Co.                                       4,350
     9,300   Manitowoc Co., Inc.                                           172,980
     7,700   Milacron, Inc.                                                 40,194
     3,100   Mueller Industries, Inc.(a)                                    79,205
     3,000   Pentair, Inc.                                                 115,620
       200   Regal-Beloit Corp.                                              3,430
     8,050   Reliance Steel & Aluminum Co.                                 136,850
     3,000   Robbins & Myers, Inc.                                          51,570
     5,300   SPS Technologies, Inc.(a)                                     139,814
     3,600   Stewart & Stevenson Services, Inc.                             48,276
     1,500   Tecumseh Products Co. (Class A)                                60,360
     1,900   Thomas Industries, Inc.                                        51,110
     8,000   Timken Co.                                                    141,600
     6,900   Trinity Industries, Inc.                                      114,195

    See Notes to Financial Statements                                     13

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     2,400   Valmont Industries, Inc.                               $       46,368
     4,000   Watts Industries, Inc. (Class A)                               65,400
                                                                    --------------
                                                                         3,020,093
-------------------------------------------------------------------------------------
Transportation  2.8%
     3,800   Arkansas Best Corp.                                            96,330
    12,000   Atlantic Coast Airlines Holdings, Inc.(a)                     100,200
    14,300   EGL, Inc.(a)                                                  229,372
     3,300   J.B. Hunt Transport Services, Inc.(a)                         114,015
     1,200   Knight Transportation, Inc.(a)                                 28,920
     6,600   Landstar Systems, Inc.(a)                                     410,058
     7,200   Mesa Air Group, Inc.(a)                                        38,736
     6,500   Offshore Logistics, Inc.(a)                                   123,500
    13,000   Roadway Corp.                                                 481,780
     5,850   SCS Transportation, Inc.(a)                                    70,083
    11,900   USFreightways Corp.                                           339,269
     1,500   Yellow Corp.(a)                                                40,050
                                                                    --------------
                                                                         2,072,313
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY  15.2%
Communications Equipment  1.2%
    24,700   Adaptec, Inc.(a)                                              168,948
       700   ADTRAN, Inc.(a)                                                28,336
     4,500   Allen Telecom, Inc.(a)                                         60,885
     1,400   Andrew Corp.(a)                                                10,738
       900   Avocent Corp.(a)                                               26,658
       100   Bel Fuse, Inc. (Class B)                                        1,970
     1,600   Black Box Corp.                                                50,800
     9,000   Cable Design Technologies Corp.(a)                             62,190
     5,600   CommScope, Inc.(a)                                             47,992
     2,500   Digi International, Inc.(a)                                    10,600
    19,000   Inter-Tel, Inc.                                               312,550
     5,100   PC-Tel, Inc.(a)                                                46,818
     1,900   Tollgrade Communications, Inc.(a)                              27,569
                                                                    --------------
                                                                           856,054
-------------------------------------------------------------------------------------
Computers & Peripherals  1.3%
     5,100   Avid Technology, Inc.(a)                                      140,097

    14                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
    13,800   Hutchinson Technology, Inc.(a)                         $      326,232
    37,500   Pinnacle Systems, Inc.(a)                                     354,375
    18,100   Rainbow Technologies, Inc.(a)                                 162,176
                                                                    --------------
                                                                           982,880
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  5.5%
     3,000   Analogic Corp.                                                143,250
     6,700   Anixter International, Inc.(a)                                153,966
     7,700   BEI Technologies, Inc.                                         65,912
    17,200   Benchmark Electronics, Inc.(a)                                446,340
    17,500   Cognex Corp.(a)                                               383,075
    11,900   Cohu, Inc.                                                    214,319
    23,700   DSP Group, Inc.(a)                                            495,330
     3,600   FLIR Systems, Inc.(a)                                         187,488
     2,900   Global Imaging Systems, Inc.(a)                                53,650
    12,956   Intermagnetics General Corp.(a)                               251,735
     8,300   Itron, Inc.(a)                                                166,166
       800   Keithley Instruments, Inc.                                      9,760
    25,700   Methode Eletronics, Inc. (Class A)                            269,850
    13,100   Park Electrochemical Corp.                                    233,704
     9,500   Pioneer-Standard Electronics, Inc.                             92,055
    10,900   Planar Systems, Inc.(a)                                       191,731
       300   Rogers Corp.(a)                                                 9,930
       300   SBS Technologies, Inc.(a)                                       2,457
     6,900   Technitrol, Inc.                                              108,951
     3,600   Teledyne Technologies, Inc.(a)                                 50,688
    17,700   Trimble Navigation Ltd.(a)                                    446,925
     8,300   X-Rite, Inc.                                                   84,577
                                                                    --------------
                                                                         4,061,859
-------------------------------------------------------------------------------------
IT Consulting & Services  0.4%
     7,800   American Management Systems, Inc.(a)                           95,940
     4,500   Bell Microproducts, Inc.(a)                                    20,610
     3,900   CACI International, Inc. (Class A)(a)                         136,227
     5,400   Carreker Corp.(a)                                              20,304
     5,200   CIBER, Inc.(a)                                                 28,236
                                                                    --------------
                                                                           301,317

    See Notes to Financial Statements                                     15

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
Office Electronics  0.3%
     2,900   Zebra Technologies Corp. (Class A)(a)                  $      193,343
-------------------------------------------------------------------------------------
Semiconductor Equipment & Products  2.2%
     3,800   Actel Corp.(a)                                                 75,278
     7,000   DuPont Photomasks, Inc.(a)                                    130,130
    10,800   Exar Corp.(a)                                                 159,300
    15,900   Kopin Corp.(a)                                                 76,479
     2,700   Pericom Semiconductor Corp.(a)                                 22,896
    23,600   Photronics, Inc.(a)                                           296,652
    14,300   Power Integrations, Inc.(a)                                   316,487
     6,400   QLogic Corp.(a)                                               281,536
     6,600   Standard Microsystems Corp.(a)                                 83,556
     2,600   Ultratech Stepper, Inc.(a)                                     36,842
     5,900   Varian Semiconductor Equipment Associates, Inc.(a)            135,995
                                                                    --------------
                                                                         1,615,151
-------------------------------------------------------------------------------------
Software  4.3%
     8,300   ANSYS, Inc.(a)                                                219,535
    13,800   BARRA, Inc.(a)                                                450,570
     7,700   Cerner Corp.(a)                                               153,846
       500   Concord Communications, Inc.(a)                                 6,315
    21,200   FileNET Corp.(a)                                              326,268
     3,500   Gerber Scientific, Inc.(a)                                     28,875
     3,500   Hyperion Solutions Corp.(a)                                    98,980
     6,750   Kronos, Inc.(a)                                               307,935
     4,500   McDATA Corp. (Class A)(a)                                      47,610
    18,400   Mentor Graphics Corp.(a)                                      191,728
    12,500   MRO Software, Inc.(a)                                         107,125
     1,200   Phoenix Technologies Ltd.(a)                                    5,436
     3,400   Progress Software Corp.(a)                                     66,266
     5,000   Radiant Systems, Inc.(a)                                       31,650
     4,100   RadiSys Corp.(a)                                               34,686
     3,300   SPSS, Inc.(a)                                                  40,854
    21,700   Take-Two Interactive Software, Inc.(a)(b)                     488,250
    15,900   TALX Corp.                                                    202,248

    16                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
    22,200   Verity, Inc.(a)                                        $      366,966
                                                                    --------------
                                                                         3,175,143
-------------------------------------------------------------------------------------
MATERIALS  3.9%
Chemicals  1.6%
       500   A. Schulman, Inc.                                               8,179
     4,300   Arch Chemicals, Inc.                                           91,719
     5,700   Cambrex Corp.                                                  99,180
     3,100   Cytec Industries, Inc.(a)                                      99,231
     2,400   FMC Corp.(a)                                                   43,488
     5,700   Georgia Gulf Corp.                                            128,820
     6,400   Hercules, Inc.(a)                                              64,960
     9,600   MacDermid, Inc.                                               218,208
    18,500   OM Group, Inc.(b)                                             215,710
     4,800   Omnova Solutions, Inc.(a)                                      17,040
    13,700   PolyOne Corp.                                                  63,294
     1,400   Quaker Chemical Corp.                                          31,290
     1,400   Scotts Co. (Class A)(a)                                        79,730
                                                                    --------------
                                                                         1,160,849
-------------------------------------------------------------------------------------
Construction Materials  0.1%
     5,300   Texas Industries, Inc.                                        104,622
-------------------------------------------------------------------------------------
Containers & Packaging  0.5%
     6,200   AptarGroup, Inc.                                              213,404
       700   Ball Corp.                                                     39,312
     5,900   Chesapeake Corp.                                              105,964
       300   Longview Fibre Co.                                              2,289
                                                                    --------------
                                                                           360,969
-------------------------------------------------------------------------------------
Metals & Mining  1.4%
     6,800   Cleveland-Cliffs, Inc.(a)                                     122,400
    17,600   Commercial Metals Co.                                         272,096
       300   Commonwealth Industries, Inc.                                   1,455
     6,800   Massey Energy Co.                                              70,924
     5,200   Quanex Corp.                                                  149,552
     1,000   RTI International Metals, Inc.(a)                              10,100
    25,400   Steel Dynamics, Inc.(a)(b)                                    307,340

    See Notes to Financial Statements                                     17

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     7,000   Steel Technologies, Inc.                               $       76,860
     1,400   United States Steel Corp.                                      20,048
                                                                    --------------
                                                                         1,030,775
-------------------------------------------------------------------------------------
Paper & Forest Products  0.3%
     8,500   Buckeye Technologies, Inc.(a)                                  45,050
     1,800   Caraustar Industries, Inc.(a)                                  12,384
     1,900   Glatfelter                                                     21,755
     6,600   Pope & Talbot, Inc.                                            87,714
     1,100   Rock-Tenn Co. (Class A)                                        14,740
                                                                    --------------
                                                                           181,643
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES  0.4%
Telecommunications  0.4%
    14,900   Boston Communications Group, Inc.(a)                          269,541
     3,200   General Communication, Inc. (Class A)(a)                       19,811
     5,650   Metro One Telecommunications, Inc.(a)                          36,556
                                                                    --------------
                                                                           325,908
-------------------------------------------------------------------------------------
UTILITIES  3.5%
Electric Utilities  0.6%
       700   Central Vermont Public Service Corp.                           12,383
       800   El Paso Electric Co.(a)                                         9,072
       200   FirstEnergy Corp.                                               6,746
     4,800   PNM Resources, Inc.                                           106,512
     3,400   UIL Holding Corp.                                             122,774
    10,400   Unisource Energy Corp.(b)                                     185,432
                                                                    --------------
                                                                           442,919
-------------------------------------------------------------------------------------
Gas Utilities  2.1%
     3,100   AGL Resources, Inc.(a)                                         79,763
     3,100   Atmos Energy Corp.(b)                                          70,618
    11,600   Energen Corp.                                                 380,480
       400   Laclede Group, Inc.                                             9,640
     3,600   Nicor, Inc.                                                   108,216
     1,900   Northwest Natural Gas Co.                                      49,077
    11,500   NUI Corp.                                                     161,805
     2,100   ONEOK, Inc.(b)                                                 39,837

    18                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
     6,700   Southwest Gas Corp.                                    $      139,092
       600   Southwestern Energy Co.(a)                                      7,986
    15,500   UGI Corp.                                                     489,800
                                                                    --------------
                                                                         1,536,314
-------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power  0.6%
    21,100   Avista Corp.                                                  249,613
     2,600   NorthWestern Corp.                                              6,292
    12,225   Southern Union Co.(a)                                         170,539
                                                                    --------------
                                                                           426,444
-------------------------------------------------------------------------------------
Water Utilities  0.2%
     5,800   American States Water Co.                                     149,873
                                                                    --------------
             Total long-term investments (cost $66,042,513)             73,520,243
                                                                    --------------
SHORT-TERM INVESTMENT  11.0%
MUTUAL FUND
 8,058,914   Prudential Core Investment Fund-
              Taxable Money Market Series(c)
              (cost $8,058,914; Note 3)                                  8,058,914
                                                                    --------------
             Total Investments  111.1%
              (cost $74,101,427; Note 5)                                81,579,157
             Liabilities in excess of other assets  (11.1%)             (8,136,601)
                                                                    --------------
             Net Assets  100%                                       $   73,442,556
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing securities.
(b) Securities, or portion thereof, on loan, see Note 4.
(c) Represents security or portion thereof, purchased with cash collateral received for securities on loan, see Note 4.

    See Notes to Financial Statements                                     19

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    April 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value, including securities on loan of
   $7,446,445 (cost $74,101,427)                                     $  81,579,157
Cash                                                                        25,430
Dividends and interest receivable                                           30,640
Receivable for Fund shares sold                                             24,053
Receivable for securities lending                                            8,978
Deferred expenses                                                              294
                                                                    --------------
      Total assets                                                      81,668,552
                                                                    --------------
LIABILITIES
Payable to broker for collateral for securities on loan (Note
4)                                                                       7,709,831
Accrued expenses                                                           302,270
Payable for Fund shares reacquired                                         131,186
Distribution fees payable                                                   45,305
Management fee payable                                                      34,970
Securities lending rebate payable                                            2,434
                                                                    --------------
      Total liabilities                                                  8,225,996
                                                                    --------------
NET ASSETS                                                           $  73,442,556
                                                                    --------------
                                                                    --------------
Net assets were comprised of:
   Common stock, at par                                              $       7,869
   Paid-in capital in excess of par                                    113,669,361
                                                                    --------------
                                                                       113,677,230
   Net investment loss                                                    (354,829)
   Accumulated net realized loss on investments                        (47,357,575)
   Net unrealized appreciation on investments                            7,477,730
                                                                    --------------
Net assets, April 30, 2003                                           $  73,442,556
                                                                    --------------
                                                                    --------------

    20                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    April 30, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($19,745,071 / 2,054,844 shares of common stock issued and
      outstanding)                                                           $9.61
   Maximum sales charge (5% of offering price)                                 .51
                                                                    --------------
   Maximum offering price to public                                         $10.12
                                                                    --------------
                                                                    --------------
Class B:
   Net asset value, and offering price and redemption price per share ($45,191,208 / 4,900,924 shares of common stock
      issued and outstanding)                                                $9.22
                                                                    --------------
                                                                    --------------
Class C:
   Net asset value and redemption price per share
      ($6,883,401 / 746,475 shares of common stock issued and
      outstanding)                                                           $9.22
   Sales charge (1% of offering price)                                         .09
                                                                    --------------
   Offering price to public                                                  $9.31
                                                                    --------------
                                                                    --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($1,622,876 / 166,535 shares of common stock issued and
      outstanding)                                                           $9.74
                                                                    --------------
                                                                    --------------

    See Notes to Financial Statements                                     21

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $50)               $    333,024
   Income from securities loaned, net                                      16,468
                                                                    --------------
      Total income                                                        349,492
                                                                    --------------
Expenses
   Management fee                                                         217,511
   Distribution fee--Class A                                               23,847
   Distribution fee--Class B                                              224,366
   Distribution fee--Class C                                               34,476
   Transfer agent's fees and expenses                                      77,000
   Custodian's fees and expenses                                           62,000
   Reports to shareholders                                                 18,000
   Legal fees and expenses                                                 13,000
   Registration fees                                                       13,000
   Audit fee                                                               13,000
   Directors' fees                                                          6,000
   Miscellaneous                                                            1,261
   Amortization of deferred organizational expenses                           860
                                                                    --------------
      Total expenses                                                      704,321
                                                                    --------------
Net investment loss                                                      (354,829)
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions                           (1,329,369)
Net change in unrealized appreciation on investments                    4,469,173
                                                                    --------------
   Net gain on investments                                              3,139,804
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  2,784,975
                                                                    --------------
                                                                    --------------

    22                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                      Six Months           Year
                                                        Ended             Ended
                                                    April 30, 2003   October 31, 2002
-------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment loss                               $   (354,829)     $   (998,201)
   Net realized gain (loss) on investment
      transactions                                     (1,329,369)        1,970,269
   Net change in unrealized appreciation on
      investments                                       4,469,173        (3,199,373)
                                                    --------------   ----------------
   Net increase (decrease) in net assets resulting
      from operations                                   2,784,975        (2,227,305)
                                                    --------------   ----------------
Fund share transactions (net of share conversions)
   (Note 6)
   Net proceeds from shares sold                        2,378,848        19,618,611
   Cost of shares reacquired                           (7,677,101)      (23,319,898)
                                                    --------------   ----------------
   Net decrease in net assets from Fund share
      transactions                                     (5,298,253)       (3,701,287)
                                                    --------------   ----------------
Total decrease                                         (2,513,278)       (5,928,592)
NET ASSETS
Beginning of period                                    75,955,834        81,884,426
                                                    --------------   ----------------
End of period                                        $ 73,442,556      $ 75,955,834
                                                    --------------   ----------------
                                                    --------------   ----------------

    See Notes to Financial Statements                                     23

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Managed Small-Cap Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

      The Fund's investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
Nasdaq are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by PI, in consultation with the subadviser, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or valuation methodology, or provides a valuation methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the Manager or subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Deferred Organization Expenses:    Approximately $154,000 of expenses were
incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of 60 months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM'), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.
                                                                          25

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2003.

      PIMS has advised the Fund that it received approximately $9,300 and $2,500 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2003. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended April 30, 2003, it received approximately $46,100 and $2,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('The Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

six months ended April 30, 2003, the Fund incurred fees of approximately $62,200 for the services of PMFS. As of April 30, 2003, approximately $10,100 of such services were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The fund incurred approximately $12,600 in total networking fees, of which the amount paid to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $11,400 for the six months ended April 30, 2003. As of April 30, 2003 approximately $1,800 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      PSI is the securities lending agent for the Fund. For the six months ended April 30, 2003, PSI has been compensated in the amount of approximately $5,500 for these services, of which $1,600 is payable at period end.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended April 30, 2003, the Fund earned income of approximately $1,500 and $16,400 respectivley, by investing its excess cash and collateral received from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 were $13,286,782 and $18,970,173, respectively.

      As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $7,446,445. The Fund received $7,709,831 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward at October 31, 2002 of approximately $45,740,900, of which $38,042,200 expires in 2007 and $7,698,700 expires in 2008. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.
                                                                          27

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of April 30, 2003 were as follows:

                                                                     Total Net
                                                                     Unrealized
   Tax Basis            Appreciation          Depreciation          Appreciation
----------------      ----------------      ----------------      ----------------
  $74,401,056           $14,274,111            $7,096,010            $7,178,101

      The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares          Amount
-----------------------------------------------------------  -----------    ------------
Six months ended April 30, 2003:
Shares sold                                                       85,599    $    790,794
Shares reacquired                                               (191,747)     (1,749,926)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (106,148)       (959,132)
Shares issued upon conversion from Class B                        21,416         193,251
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                    (84,732)   $   (765,881)
                                                             -----------    ------------
                                                             -----------    ------------

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                        Shares          Amount
-----------------------------------------------------------  -----------    ------------
Year ended October 31, 2002:
Shares sold                                                      746,009    $  7,951,688
Shares reacquired                                               (851,110)     (8,585,991)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (105,101)       (634,303)
Shares issued upon conversion from Class B                        36,779         384,638
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                    (68,322)   $   (249,665)
                                                             -----------    ------------
                                                             -----------    ------------
Class B
-----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                       93,494    $    829,970
Shares reacquired                                               (492,391)     (4,342,780)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (398,897)     (3,512,810)
Shares reacquired upon conversion into Class A                   (22,269)       (193,251)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                   (421,166)   $ (3,706,061)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended October 31, 2002:
Shares sold                                                      691,942    $  7,377,993
Shares reacquired                                             (1,137,937)    (11,375,730)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (445,995)     (3,997,737)
Shares reacquired upon conversion into Class A                   (38,067)       (384,638)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                   (484,062)   $ (4,382,375)
                                                             -----------    ------------
                                                             -----------    ------------
Class C
-----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                       44,136    $    397,255
Shares reacquired                                               (126,739)     (1,110,891)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                    (82,603)   $   (713,636)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended October 31, 2002:
Shares sold                                                      262,614    $  2,681,548
Shares reacquired                                               (184,325)     (1,804,685)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                     78,289    $    876,863
                                                             -----------    ------------
                                                             -----------    ------------
Class Z
-----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                       38,180    $    360,829
Shares reacquired                                                (51,763)       (473,504)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                    (13,583)   $   (112,675)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended October 31, 2002:
Shares sold                                                      148,819    $  1,607,382
Shares reacquired                                               (145,282)     (1,553,492)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                      3,537    $     53,890
                                                             -----------    ------------
                                                             -----------    ------------

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited)

                                                             Class A
                                          ---------------------------------------------
                                                                Year Ended October 31,
                                           Six Months Ended     -----------------------
                                          April 30, 2003(d)     2002(d)        2001(d)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $   9.21         $   9.36       $   9.98
                                               --------         --------       --------
Income/loss from investment operations
Net investment income (loss)                       (.02)            (.06)          (.08)
Net realized and unrealized gain (loss)
   on investment transactions                       .42             (.09)          (.54)
                                               --------         --------       --------
   Total from investment operations                 .40             (.15)          (.62)
                                               --------         --------       --------
Less distributions
Distributions in excess of net
   investment income                                 --               --             --
Distributions from net realized gains                --               --             --
                                               --------         --------       --------
Net asset value, end of period                 $   9.61         $   9.21       $   9.36
                                               --------         --------       --------
                                               --------         --------       --------
TOTAL RETURN(c):                                   4.34%           (1.60)%        (6.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $ 19,745         $ 19,707       $ 20,662
Average net assets (000)                       $ 19,236         $ 23,299       $ 22,881
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees(e)                      1.41%(b)         1.32%          1.50%
   Expenses, excluding distribution and
      service (12b-1) fees                         1.16%(b)         1.07%          1.25%
   Net investment income (loss)                    (.45)%(b)        (.57)%         (.81)%
For Class A, B, C and Z shares:
   Portfolio turnover rate(f)                        18%              44%            75%

------------------------------
(a) Commencement of offering of Class A shares.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d) Calculated based on average shares outstanding during the period.
(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(f) Portfolio turnover for periods less than one full year is not annualized.

    30                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                 Class A
--------------------------------------------------------------------------
                         Year Ended March
   April 1, 2000                31,             November 10, 1997(a)
      Through           -------------------           Through
October 31, 2000(d)     2000(d)      1999          March 31, 1998
--------------------------------------------------------------------------
      $  9.28           $  7.44     $ 10.95           $  10.00
     --------           -------     -------         ----------
         (.06)             (.01)        .03                .02
          .76              1.85       (3.41)               .94
     --------           -------     -------         ----------
          .70              1.84       (3.38)               .96
     --------           -------     -------         ----------
           --                --          --               (.01)
           --                --        (.13)                --
     --------           -------     -------         ----------
      $  9.98           $  9.28     $  7.44           $  10.95
     --------           -------     -------         ----------
     --------           -------     -------         ----------
         7.54%            24.73%     (31.00)%             9.60%
      $24,749           $26,741     $46,736           $115,621
      $25,180           $38,047     $82,332           $106,453
         1.70%(b)          1.45%       1.26%              1.22%(b)
         1.45%(b)          1.20%       1.01%               .97%(b)
        (1.07)%(b)         (.07)%       .16%               .47%(b)
           87%               66%        106%                39%

    See Notes to Financial Statements                                     31

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                             Class B
                                          ---------------------------------------------
                                                                Year Ended October 31,
                                           Six Months Ended     -----------------------
                                          April 30, 2003(d)     2002(d)        2001(d)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $   8.87         $   9.08       $   9.77
                                               --------         --------       --------
Income/loss from investment operations
Net investment loss                                (.05)            (.13)          (.15)
Net realized and unrealized gain (loss)
   on investment transactions                       .40             (.08)          (.54)
                                               --------         --------       --------
   Total from investment operations                 .35             (.21)          (.69)
                                               --------         --------       --------
Less distributions
Distributions from net realized gains                --               --             --
                                               --------         --------       --------
Net asset value, end of period                 $   9.22         $   8.87       $   9.08
                                               --------         --------       --------
                                               --------         --------       --------
TOTAL RETURN(c):                                   3.95%           (2.31)%        (7.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $ 45,191         $ 47,215       $ 52,736
Average net assets (000)                       $ 45,245         $ 58,876       $ 59,654
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                         2.16%(b)         2.07%          2.25%
   Expenses, excluding distribution and
      service (12b-1) fees                         1.16%(b)         1.07%          1.25%
   Net investment loss                            (1.20)%(b)       (1.32)%        (1.56)%

------------------------------
(a) Commencement of offering of Class B shares.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d) Calculated based on average shares outstanding during the period.

    32                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                  Class B
---------------------------------------------------------------------------
   April 1, 2000        Year Ended March 31,     November 10, 1997(a)
      Through           --------------------           Through
October 31, 2000(d)     2000(d)       1999          March 31, 1998
---------------------------------------------------------------------------
      $  9.12           $  7.37     $  10.93           $  10.00
     --------           -------     --------         ----------
         (.10)             (.07)        (.06)              (.01)
          .75              1.82        (3.37)               .94
     --------           -------     --------         ----------
          .65              1.75        (3.43)               .93
     --------           -------     --------         ----------
           --                --         (.13)                --
     --------           -------     --------         ----------
      $  9.77           $  9.12     $   7.37           $  10.93
     --------           -------     --------         ----------
     --------           -------     --------         ----------
         7.13%            23.91%      (31.61)%             9.31%
      $63,340           $69,023     $102,094           $196,671
      $64,967           $89,474     $158,085           $170,484
         2.45%(b)          2.20%        2.01%              1.97%(b)
         1.45%(b)          1.20%        1.01%               .97%(b)
        (1.82)%(b)         (.82)%       (.58)%             (.29)%(b)

    See Notes to Financial Statements                                     33

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                             Class C
                                          ---------------------------------------------
                                                                Year Ended October 31,
                                           Six Months Ended     -----------------------
                                          April 30, 2003(d)     2002(d)        2001(d)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $ 8.87           $ 9.08         $ 9.77
                                               -------          --------       --------
Income/loss from investment operations
Net investment loss                               (.05)            (.13)          (.15)
Net realized and unrealized gain (loss)
   on investment transactions                      .40             (.08)          (.54)
                                               -------          --------       --------
   Total from investment operations                .35             (.21)          (.69)
                                               -------          --------       --------
Less distributions
Distributions from net realized gains               --               --             --
                                               -------          --------       --------
Net asset value, end of period                  $ 9.22           $ 8.87         $ 9.08
                                               -------          --------       --------
                                               -------          --------       --------
TOTAL RETURN(c):                                  3.95%           (2.31)%        (7.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $6,883           $7,355         $6,819
Average net assets (000)                        $6,952           $8,066         $7,514
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                        2.16%(b)         2.07%          2.25%
   Expenses, excluding distribution and
      service (12b-1) fees                        1.16%(b)         1.07%          1.25%
   Net investment loss                           (1.20)%(b)       (1.32)%        (1.56)%

------------------------------
(a) Commencement of offering of Class C shares.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d) Calculated based on average shares outstanding during the period.

    34                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                 Class C
--------------------------------------------------------------------------
                         Year Ended March
   April 1, 2000                31,             November 10, 1997(a)
      Through           -------------------           Through
October 31, 2000(d)     2000(d)      1999          March 31, 1998
--------------------------------------------------------------------------
      $  9.12           $  7.37     $ 10.93           $  10.00
      -------           -------     -------         ----------
         (.10)             (.07)       (.08)              (.01)
          .75              1.82       (3.35)               .94
      -------           -------     -------         ----------
          .65              1.75       (3.43)               .93
      -------           -------     -------         ----------
           --                --        (.13)                --
      -------           -------     -------         ----------
      $  9.77           $  9.12     $  7.37           $  10.93
      -------           -------     -------         ----------
      -------           -------     -------         ----------
         7.13%            23.91%     (31.61)%             9.31%
      $ 7,800           $ 8,056     $14,951           $ 36,628
      $ 7,694           $11,845     $27,182           $ 34,000
         2.45%(b)          2.20%       2.01%              1.97%(b)
         1.45%(b)          1.20%       1.01%               .97%(b)
        (1.82)%(b)         (.82)%      (.59)%             (.29)%(b)

    See Notes to Financial Statements                                     35

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                             Class Z
                                          ---------------------------------------------
                                                                Year Ended October 31,
                                           Six Months Ended     -----------------------
                                          April 30, 2003(d)     2002(d)        2001(d)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $ 9.32           $ 9.44         $10.05
                                               -------          --------       --------
Income/loss from investment operations
Net investment income (loss)                      (.01)            (.03)          (.06)
Net realized and unrealized gain (loss)
   on investment transactions                      .43             (.09)          (.55)
                                               -------          --------       --------
   Total from investment operations                .42             (.12)          (.61)
                                               -------          --------       --------
Less distributions
Distributions in excess of net
   investment income                                --               --             --
Distributions from net realized gains               --               --             --
                                               -------          --------       --------
Net asset value, end of period                  $ 9.74           $ 9.32         $ 9.44
                                               -------          --------       --------
                                               -------          --------       --------
TOTAL INVESTMENT RETURN(c):                       4.51%           (1.27)%        (6.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $1,623           $1,669         $1,687
Average net assets (000)                        $1,672           $2,078         $1,686
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                        1.16%(b)         1.07%          1.25%
   Expenses, excluding distribution and
      service (12b-1) fees                        1.16%(b)         1.07%          1.25%
   Net investment income (loss)                   (.20)%(b)        (.32)%         (.56)%

------------------------------
(a) Commencement of offering of Class Z shares.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d) Calculated based on average shares outstanding during the period.

    36                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                 Class Z
-------------------------------------------------------------------------
                         Year Ended March
   April 1, 2000               31,             November 10, 1997(a)
      Through           ------------------           Through
October 31, 2000(d)     2000(d)      1999         March 31, 1998
-------------------------------------------------------------------------
      $  9.33           $ 7.46      $10.96            $10.00
      -------           -------     ------           -------
         (.05)            (.02 )       .05               .02
          .77             1.89       (3.42)              .95
      -------           -------     ------           -------
          .72             1.87       (3.37)              .97
      -------           -------     ------           -------
           --               --          --              (.01)
           --               --        (.13)               --
      -------           -------     ------           -------
      $ 10.05           $ 9.33      $ 7.46            $10.96
      -------           -------     ------           -------
      -------           -------     ------           -------
         7.72%           25.07 %    (30.88)%            9.74%
      $ 1,148           $  872      $4,121            $4,039
      $   855           $1,847      $5,315            $2,709
         1.45%(b)         1.20 %      1.01%              .97%(b)
         1.45%(b)         1.20 %      1.01%              .97%(b)
         (.83)%(b)         .22 %       .43%              .51%(b)

    See Notes to Financial Statements                                     37

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

                                 www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         PQVAX    74437J106
Class B         PQVBX    74437J205
Class C         PQVCX    74437J304
Class Z         PSQZX    74437J403

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

PRUDENTIAL FINANCIAL (LOGO)

Fund Symbols    Nasdaq    CUSIP
------------    ------    -----
Class A         PQVAX    74437J106
Class B         PQVBX    74437J205
Class C         PQVCX    74437J304
Class Z         PSQZX    74437J403

MF176E2    IFS-A080879

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 --  Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures
          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits
           (a) Code of Ethics -- Not required in this filing
           (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Tax-Managed Small-Cap Fund

By: /s/ Maria Master
    ----------------
    Maria Master
    Secretary of Prudential Tax-Managed Small-Cap Fund

Date: July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------
    Judy A. Rice,
    President and Principal Executive Officer of Prudential Tax-Managed Small-Cap Fund

Date: July 8 2003


By: /s/ Grace C. Torres
    -------------------
    Grace C. Torres,
    Treasurer and Principal Financial Officer of Prudential Tax-Managed Small-Cap Fund

Date: July 8, 2003

Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.